Financial instruments (Details Textual) € in Thousands, CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 CAD
Cash And Cash Equivalents, Short-Term Investments And Accounts Receivable	$ 140,854			$ 269,919
Cash, Cash Equivalents, and Short-term Investments, Total	94,005
Interest Rate Risk, Effect of Change in Exchange Rate by Fifty Basis Point on US Dollar Denominated, Financial Instruments	52
Foreign Currency Risk Effect Of Change In Exchange Rate By Twenty Five Basis Point On Euro Denominated Financial Instruments | €			€ 51
Foreign Currency Risk Effect Of Change In Exchange Rate By Twenty Five Basis Point On US Dollar Denominated Financial Instruments	$ 201
Debt Instrument, Interest Rate During Period	9.00%	9.00%	9.00%
Accounts Receivable [Member] | Customer Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk, Percentage	87.00%	87.00%	87.00%	88.00%
Accounts Receivable [Member] | Government Grants, Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk, Percentage	1.00%	1.00%	1.00%	1.00%
Accounts Receivable [Member] | Due from Partners and Indirect and Value Added Taxes Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk, Percentage	12.00%	12.00%	12.00%	11.00%
Maximum [Member]
Accounts Receivable, Credit Period	30 days	30 days	30 days
Minimum [Member]
Accounts Receivable, Credit Period				90 days
Royalty payments [Member] | Maximum [Member]
Contractual Obligations, Annual Royalty Payments	$ 26,514				CAD 28,189
Royalty payments [Member] | Minimum [Member]
Royalty Guarantees, Commitments, Amount	$ 1,164				CAD 1,350
Contractual Obligations, Annual Royalty Payments as Percentage of Gross Revenue, Option Two	0.33%	0.33%	0.33%
Contractual Obligation, Revenue for Payment of Royalty	$ 12,693	CAD 13,500